ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

12.         ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Technology rights for licensed seeds	75,899	75,899
Others	4,739	4,739
	80,638	80,638
Accumulated amortization	(67,806)	(70,699)
Impairment provision	(4,470)	(4,470)

Acquired intangible assets, net	8,362	5,469

Amortization expenses for the years ended September 30, 2017, 2018 and 2019 were RMB6,153, RMB5,944, and RMB2,893 respectively. RMBnil,  RMB1,433, and RMBnil were charged for impairment for the years ended September 30, 2017, 2018 and 2019, respectively.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2020	1,356
2021	652
2022	580
2023	557
2024	545
Total	3,690

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.